BINGHAM McCUTCHEN

Bingham McCutchen LLP

150 Federal Street

Boston, MA

02110-1726

T 617.951.8000

F 617.951.8736

August 11, 2005

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Registrants Listed on the Attached Appendix (each, a “Registrant”)

Ladies and Gentlemen:

On behalf of each of the Registrants, we enclose herewith pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended, and Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), a preliminary copy of the:

•	Letter to Shareholders,

•	Notice of Meeting,

•	Proxy Statement and

•	Form of Proxy

to be used in connection with a Special Meeting of Shareholders of each of the Registrants. Pursuant to Rule 14a-6(d) under the 1934 Act, definitive copies of the enclosed materials filed pursuant to Rule 14a-6(a) will not be given or sent to shareholders prior to August 22, 2005.

If you have any comments or questions, please do not hesitate to call the undersigned at (617) 951-8567 or Barry N. Hurwitz at (617) 951-8267.

Sincerely,

/s/ Paul B. Raymond
Paul B. Raymond

Appendix

Smith Barney Allocation Series Inc.	Smith Barney Sector Series Inc.

Smith Barney Multiple Discipline Trust	Smith Barney Massachusetts Municipals Fund

Smith Barney Institutional Cash Management Fund Inc.	Smith Barney Investment Trust

Smith Barney Aggressive Growth Fund Inc.	Smith Barney Appreciation Fund Inc.

Smith Barney Investment Funds Inc.	Smith Barney World Funds, Inc.

Smith Barney Equity Funds	Travelers Series Fund Inc.

Smith Barney Muni Funds	SB Adjustable Rate Income Fund

Intermediate Muni Fund Inc.	Managed Municipals Portfolio Inc.

Smith Barney Municipal Money Market Fund Inc.	Municipal High Income Fund Inc.

High Income Opportunity Fund Inc.	Citigroup Investments Corporate Loan Fund Inc.

Smith Barney Funds, Inc.	Real Estate Income Fund Inc.

Smith Barney Income Funds	Zenix Income Fund Inc.

Smith Barney Small Cap Core Fund, Inc.	Managed High Income Portfolio Inc.

Smith Barney Money Funds, Inc.	Smith Barney Investment Series

Smith Barney Fundamental Value Fund Inc.	Smith Barney Trust II

Greenwich Street Series Fund	Salomon Funds Trust

Smith Barney Managed Municipals Fund Inc.	Variable Annuity Portfolios

Smith Barney California Municipals Fund Inc.	CitiFunds Premium Trust

Smith Barney New Jersey Municipals Fund Inc.	CitiFunds Institutional Trust

Smith Barney Oregon Municipals Fund	CitiFunds Trust I

Smith Barney Arizona Municipals Fund Inc.	CitiFunds Trust III

Smith Barney Core Plus Bond Fund Inc.